Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent	Contributed capital	Retained earnings	Non-controlling interests	Other Components Of Equity
Beginning balance at Dec. 31, 2021	₩ 65,326,706	₩ 63,780,272	₩ 4,053,578	₩ 45,258,244	₩ 1,546,434	₩ 14,468,450
Comprehensive income
Profit (loss) for the year	(24,429,108)	(24,466,853)	0	(24,466,853)	37,745	0
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	663,095	626,769	0	626,769	36,326	0
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	12,305	12,305	0	12,305	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	58,010	58,008	0	0	2	58,008
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(24,415)	(32,437)	0	0	8,022	(32,437)
Foreign currency translation of foreign operations, net of tax	28,387	19,550	0	0	8,837	19,550
Share of other comprehensive income of associates and joint ventures, net of tax	509,487	509,487	0	0	0	509,487
Dividends paid	(42,344)	0	0	0	(42,344)	0
Additional paid-in capital and others	126,792	40,476	0	835	86,316	39,641
Transactions between consolidated entities	(77,375)	(1,584)	0	0	(75,791)	(1,584)
Changes in consolidation scope	31,714	(597)	0	0	32,311	(597)
Dividends paid (hybrid bond)	(13,461)	0	0	0	(13,461)	0
Repayment of hybrid bond	(169,537)	0	0	0	(169,537)	0
Ending balance at Dec. 31, 2022	42,000,256	40,545,396	4,053,578	21,431,300	1,454,860	15,060,518
Comprehensive income
Profit (loss) for the year	(4,716,144)	(4,822,549)	0	(4,822,549)	106,405	0
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(271,724)	(242,987)	0	(242,987)	(28,737)	0
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	(27,349)	(27,349)	0	(27,349)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	(31,665)	(31,665)	0	0	0	(31,665)
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(3,654)	(5,078)	0	0	1,424	(5,078)
Foreign currency translation of foreign operations, net of tax	(17,274)	(25,950)	0	0	8,676	(25,950)
Share of other comprehensive income of associates and joint ventures, net of tax	122,994	122,994	0	0	0	122,994
Dividends paid	(45,322)	0	0	0	(45,322)	0
Additional paid-in capital and others	6,023	(1)	0	0	6,024	(1)
Transactions between consolidated entities	258,485	332,280	0	0	(73,795)	332,280
Changes in consolidation scope	336	(48)	0	0	384	(48)
Dividends paid (hybrid bond)	(10,212)	0	0	0	(10,212)	0
Transfer of revaluation reserve	0	0	0	(153)	0	153
Ending balance at Dec. 31, 2023	37,264,750	35,845,043	4,053,578	16,338,262	1,419,707	15,453,203
Comprehensive income
Profit (loss) for the year	3,621,968	3,491,698	0	3,491,698	130,270	0
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(296,135)	(281,761)	0	(281,761)	(14,374)	0
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	(6,346)	(6,346)	0	(6,346)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	100,759	100,759	0	0	0	100,759
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	11,870	11,976	0	0	(106)	11,976
Foreign currency translation of foreign operations, net of tax	164,628	99,624	0	0	65,004	99,624
Share of other comprehensive income of associates and joint ventures, net of tax	654,225	654,225	0	0	0	654,225
Dividends paid	(126,900)	0	0	0	(126,900)	0
Additional paid-in capital and others	(1,819)	0	0	0	(1,819)	0
Transactions between consolidated entities	(13,860)	18	0	0	(13,878)	18
Changes in consolidation scope	9	0	0	0	9	0
Dividends paid (hybrid bond)	(10,316)	0	0	0	(10,316)	0
Transfer of revaluation reserve	0	0	0	586,394	0	(586,394)
Ending balance at Dec. 31, 2024	₩ 41,362,833	₩ 39,915,236	₩ 4,053,578	₩ 20,128,247	₩ 1,447,597	₩ 15,733,411